Income Taxes - The provision (benefit) for income taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Current Federal Tax Expense (Benefit)			$ 342	$ 0	$ 0
State			1,093	(713)	0
Foreign			4,125	1,394	45
Current income tax provision (benefit)			5,560	681	45
Deferred:
Federal			0	(1)	(369)
State			(28)	270	1
Foreign			1,250	(558)	(3,685)
Deferred income tax provision (benefit)	523	1,065	1,222	(289)	(4,053)
Tax provision (benefit):
Federal			342	(1)	(369)
State			1,065	(443)	1
Foreign			5,375	836	(3,640)
Income tax provision (benefit)			$ 6,782	$ 392	$ (4,008)